Multi-Sector Account Portfolios	07/01/2013 to 06/30/2014

ICA File Number: 811-22620
Registrant Name: T. Rowe Price Multi-Sector Account Portfolios, Inc.
Reporting Period: 07/01/2013 - 06/30/2014

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22620

T. Rowe Price Multi-Sector Account Portfolios, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-3577

Date of fiscal year end: 2/28

Date of reporting period: 07/01/2013 to 06/30/2014

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Multi-Sector Account Portfolios, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 29, 2014

Emerging Markets Corporate Multi-Sector Account Portfolio

KAISA GROUP HOLDINGS LTD 10.25% NOTES DUE JANUARY 08, 2020 Meeting Date: JUN 11, 2014 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 48300T9C8
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent.	Management	N/A	YES

Emerging Markets Local Multi-Sector Account Portfolio

COSAN LUXEMBOURG SA 9.50% NOTES DUE MARCH 14, 2018 Meeting Date: JUN 09, 2014 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 22112E9C4
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent.	Management	N/A	YES

Floating Rate Multi-Sector Account Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

High Yield Multi-Sector Account Portfolio

99 CENTS ONLY STORES COMPANY 11.00% NOTES DUE DECEMBER 15, 2019 Meeting Date: SEP 19, 2013 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: B8Y8XB7
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the proposed amendments to receive a payment of 2.50 USD.	Management	N/A	NO

AINSWORTH LUMBER LTD 7.5% NOTES DUE DECEMBER 15, 2017 Meeting Date: OCT 07, 2013 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: B92RT60
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the proposed amendments to receive a payment of 2.50 USD per share.	Management	N/A	YES

CONSOL ENERGY INC. 8.00% NOTES DUE APRIL 1, 2017 Meeting Date: APR 07, 2014 Record Date: Meeting Type: CONSENT AND TENDER
Ticker: N/A Security ID: 20854PAD1
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Tender and consent prior to the early deadline.	Management	N/A	NO

CORELOGIC INC. 7.25% NOTES DUE JUNE 1, 2021 Meeting Date: NOV 04, 2013 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: B71Q2P4
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent	Management	N/A	YES

GENERAL CABLE CORP 5.75% NOTES DUE OCTOBER 1, 2022 Meeting Date: NOV 05, 2013 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: B86PML9
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the proposed amendments to receive a payment of 2.50 USD per 1,000 P/A.	Management	N/A	NO

LENDER PROCESS SERVICES 5.75% NOTES DUE APRIL 15, 2023 Meeting Date: JAN 30, 2014 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: B8JTQQ1
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the proposed amendments.	Management	N/A	NO

SHEARERS ESCROW 9.00% NOTES DUE NOVEMBER 1, 2019 Meeting Date: FEB 27, 2014 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: B84YPW0
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent.	Management	N/A	YES

US FOODS INC 8.5% DUE JUNE 30, 2019 Meeting Date: DEC 11, 2013 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 90290MAA9
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the proposed amendments.	Management	N/A	YES

Investment-Grade Corporate Multi-Sector Account Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Mortgage-Backed Securities Multi-Sector Account Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

END NPX REPORT